James Advantage Funds

(the “Trust”)

James Balanced: Golden Rainbow Fund

James Small Cap Fund

James Micro Cap Fund

James Aggressive Allocation Fund

(the “Fund(s)”)

Supplement dated February 27, 2025 to the

Statement of Additional Information (“SAI”) for the Funds, dated November 1, 2024

Effective as of the closing and adjournment of the February 12, 2025 meeting of the Board of Trustees of the Trust, Jesse Hallee no longer serves as an Assistant Secretary of the Trust. Accordingly, all references to Mr. Hallee in the SAI are hereby removed.

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THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS AND PROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Funds’ SAI has been filed with the U.S. Securities and Exchange Commission and is incorporated herein by reference. For a free paper or electronic copy of the Funds’ SAI, including any supplements thereto, and other information, go to http://www.jamesfunds.com, call 1-800-99-JAMES (1-800-995-2637) or ask any financial intermediary who offers shares of the Funds.